Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 129,537	$ 94,949	$ 144,311
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	197,892	167,377	142,779
Non-cash acquisition and restructuring related costs	16,909	43,029	0
Share-based compensation expense	25,356	19,539	13,592
Excess tax benefits from share-based compensation	(1,489)	(4,153)	(1,976)
Deferred income taxes	(22,767)	(31,861)	(19,942)
Changes in fair value of contingent consideration	(11,463)	253	0
Other	(5,227)	(1,437)	(12,113)
Net changes in operating assets and liabilities:
Accounts receivable	(14,289)	(28,203)	(6,884)
Inventories	(20,376)	(15,945)	2,348
Prepaid expenses and other	3,456	(10,082)	6,431
Other assets	7	(4,183)	(2,965)
Accounts payable	(9,945)	7,261	3,482
Accrued and other liabilities	(13,255)	19,577	(26,983)
Income taxes	(35,328)	(6,244)	13,639
Other	5,862	(5,098)	(4,967)
Net cash provided by operating activities	244,880	244,779	250,752
Cash flows from investing activities:
Purchases of property, plant and equipment	(101,996)	(86,805)	(79,666)
Proceeds from sale of equipment	1,312	2,020	3,474
Purchases of intangible assets	(26,089)	(34,583)	(44,243)
Proceeds from sale / cash paid for investments	(8,173)	(19,284)	7,985
Purchases of short-term investments	(39,942)	(186,817)	(110,076)
Sales of short-term investments	5,999	242,630	44,000
Cash paid for acquisitions, net of cash acquired	(131,997)	(457,483)	(36,985)
Net cash used in investing activities	(300,886)	(540,322)	(215,511)
Cash flows from financing activities:
Net repayment/proceeds from short-term debt	(143,311)	142,329	0
Proceeds from debt	400,000	44,000	3,016
Repayment of debt	(1,607)	(469,857)	(50,000)
Cash paid for debt issuance costs	(2,084)	0	0
Principal payments on capital leases	(3,780)	(3,703)	(3,262)
Proceeds from subscription receivables	1,036	1,011	987
Excess tax benefits from share based compensation	1,489	4,153	1,976
Proceeds from the exercise of stock options	16,579	8,778	11,241
Purchase of treasury shares	(35,653)	0	0
Acquisition of noncontrolling interest	(57)	(29,783)	0
Other financing activities	(6,008)	(7,558)	814
Net cash provided by (used in) financing activities	226,604	(310,630)	(35,228)
Effect of exchange rate changes on cash and cash equivalents	2,306	(1,101)	2,837
Net increase (decrease) in cash and cash equivalents	172,904	(607,274)	2,850
Cash and cash equivalents, beginning of year	221,133	828,407	825,557
Cash and cash equivalents, end of year	394,037	221,133	828,407
Supplemental cash flow disclosures:
Cash paid for interest	17,298	20,760	25,557
Cash paid for income taxes	61,586	41,494	33,781
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	492	545	1,185
Investment acquired in non-monetary exchange	3,842	0	0
Intangible assets acquired in non-monetary exchange	$ 5,658	$ 0	$ 30,341